Investments in Unconsolidated Real Estate Ventures - Additional Information (Details) $ in Millions, $ in Millions					12 Months Ended
	Jul. 17, 2024 CAD ($)	Nov. 03, 2023 CAD ($)	Jun. 01, 2022 CAD ($) RealEstateVenture	Mar. 17, 2021 RealEstateVenture	Dec. 31, 2024 USD ($) Property	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($) Property	Jul. 18, 2024 USD ($)	Jul. 17, 2024 USD ($)	Jul. 17, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jan. 12, 2023	Sep. 13, 2022 CAD ($)	May 25, 2022	Mar. 16, 2021 USD ($)
Investments In Unconsolidated Real Estate Ventures [Line Items]
Increased amount													$ 120.0
Initial maximum amount available															$ 500.0
Guarantee obligations recourse percentage					50.00%		50.00%
RBC JV Term Loan
Investments In Unconsolidated Real Estate Ventures [Line Items]
Outstanding amount					$ 48.7		$ 70.0
Term loan		$ 70.0
Percentage of joint venture property owned		50.00%
Maturity date		Nov. 02, 2025
Fixed annual rate		6.21%							4.97%	4.97%
Percentage of secured obligation		50.00%
Loan amount		$ 68.9
RBC JV Term Loan II
Investments In Unconsolidated Real Estate Ventures [Line Items]
Outstanding amount					$ 32.0		$ 46.0
Term loan	$ 46.0
Percentage of joint venture property owned	50.00%
Maturity date	Nov. 03, 2025
Percentage of secured obligation	50.00%
Loan amount									$ 34.1	$ 46.4
Regent Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage														50.00%
Whitby Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage												50.00%
Canadian JV Properties
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage					50.00%		50.00%
J V Properties
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of properties under ownership interests | Property					11		11
Number of unconsolidated real estate development | Property					1		1
Nantucket Joint Venture
Investments In Unconsolidated Real Estate Ventures [Line Items]
Percentage of Joint venture minority ownership								38.00%
Carrying value of minority investment					$ 6.0			$ 4.9
SmartCentres Storage Finance LP | Master Mortgage Commitment Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Outstanding amount					$ 13.0	$ 43.3	$ 18.7				$ 57.3
Initial maximum amount available					6.32%
Loan to value ratio					70.00%		70.00%
SmartCentres Storage Finance LP | Regent Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage														50.00%
SmartCentres Storage Finance LP | Whitby Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage												50.00%
Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity in earnings (loss) of unconsolidated real estate ventures					$ 1.4	$ 1.6
SST IV Merger Agreement | Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage real estate joint ventures | RealEstateVenture				6
SSGT II Merger Agreement | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Initial maximum amount available			$ 34.3
Guarantee obligations recourse percentage			50.00%
SSGT II Merger Agreement | SmartCentres Storage Finance LP | Dupont And Aurora Joint Venture Properties
Investments In Unconsolidated Real Estate Ventures [Line Items]
Interests			50.00%
SSGT II Merger Agreement | Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage real estate joint ventures | RealEstateVenture			3